UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 09/30/2008

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/27/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		36
Form 13F Information Table Value Total:		$ 64,465

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      536     9191 SH       SOLE                     9191
3M COMPANY                     COM              88579y101     2101    30760 SH       SOLE                    30760
ABBOTT LABORATORIES            COM              002824100     2332    40502 SH       SOLE                    40502
AIR PRODUCTS AND CHEMICAL INC. COM              009158106     1130    16495 SH       SOLE                    16495
ALLEGHENY ENERGY INC COM       COM              017361106      813    22100 SH       SOLE                    22100
AMERICAN EXPRESS CO.           COM              025816109      498    14047 SH       SOLE                    14047
ANADARKO PETROLEUM CORP.       COM              032511107     2671    55060 SH       SOLE                    55060
ASML HOLDING NV                COM              N07059186     1418    80547 SH       SOLE                    80547
BERKSHIRE HATHAWAY CL B        COM              084670207     4369      994 SH       SOLE                      994
CATERPILLAR INC.               COM              149123101     2153    36130 SH       SOLE                    36130
CHEVRON CORPORATION            COM              166764100      399     4835 SH       SOLE                     4835
CISCO SYSTEMS, INC.            COM              17275R102     1722    76337 SH       SOLE                    76337
CLAYMORE GLOB SOLAR ENRGY      COM              18383m621     1827   101853 SH       SOLE                   101853
COCA COLA CO.                  COM              191216100      210     3963 SH       SOLE                     3963
EMERSON ELECTRIC CO.           COM              291011104     1804    44234 SH       SOLE                    44234
EXXON MOBIL CORP.              COM              30231G102     3200    41210 SH       SOLE                    41210
GENERAL ELECTRIC CO.           COM              369604103     2769   108595 SH       SOLE                   108595
GOLDMAN SACHS GROUP INC.       COM              38141g104     1769    13819 SH       SOLE                    13819
GOOGLE INC. CL A               COM              38259P508     2078     5189 SH       SOLE                     5189
JOHNSON & JOHNSON              COM              478160104     3035    43808 SH       SOLE                    43808
MEDTRONIC INC.                 COM              585055106     2769    55265 SH       SOLE                    55265
MICROSOFT CORP.                COM              594918104      416    15585 SH       SOLE                    15585
MSCI EMERGING MKTS INDEX FUND  COM              464287234     1967    57567 SH       SOLE                    57567
NESTLE SPON ADR REPSTG REG SH  COM              641069406      316     7351 SH       SOLE                     7351
PEPSICO INC.                   COM              713448108     2597    36439 SH       SOLE                    36439
PETROLEO BRAS VTG SPD ADR      COM              71654v408     1968    44775 SH       SOLE                    44775
PLUM CREEK TIMBER CO. INC.     COM              729251108     3671    73630 SH       SOLE                    73630
PROCTOR GAMBLE CO.             COM              742718109     3313    47535 SH       SOLE                    47535
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      583     9875 SH       SOLE                     9875
SECTOR SPDR FINANCIAL          COM              81369Y605     1889    94955 SH       SOLE                    94955
SUNCOR ENERGY INC NPV          COM              867229106      340     8080 SH       SOLE                     8080
VANGUARD EMERGING MARKETS      COM              922042858      240     6920 SH       SOLE                     6920
VANGUARD EUROPEAN              COM              922042874     2732    51183 SH       SOLE                    51183
VANGUARD PACIFIC               COM              922042866     2749    53143 SH       SOLE                    53143
WALGREEN COMPANY               COM              931422109      854    27588 SH       SOLE                    27588
ZIMMER HOLDINGS, INC.          COM              98956p102     1227    19004 SH       SOLE                    19004